Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments
Schedule of changes in long-term investments

			Available for	Cost
			Sale Securities/	Method/Equity
			Equity Securities	Securities
			With Readily	Without Readily
	Equity Method		Determinable	Determinable Fair
	(Leju)	(Others)	Fair Values	Values	Total
		(In thousands)
Balance at January 1, 2017	$199,662	$181,965	$154,289	$782,291	$1,318,207
New investments/transferred from prepayments	—	26,204	10,000	132,079	168,283
Income (loss) from investments	(30,796)	14,726	—	—	(16,070)
Investment impairment	(113,103)	(1,207)	(1,275)	(6,513)	(122,098)
Unrealized loss, net	—	—	(35,607)	—	(35,607)
Disposal/dilution/refund of investments	—	19,112	(22,248)	(10,410)	(13,546)
Changes from cost method to consolidation (Note 6)	—	—	—	(29,071)	(29,071)
Changes from cost method to equity method	—	19,121	—	(19,121)	—
Changes from cost method to available-for-sale securities	—	—	2,213	(2,213)	—
Dividend received/entitled	—	(7,829)	—	—	(7,829)
Others*	1,646	5,330	—	19,571	26,547
Balance at December 31, 2017	$57,409	$257,422	$107,372	$866,613	$1,288,816
Impact of adoption of new investment guidance **	—	—	37,686	(27,419)	10,267
New investments/transferred from prepayments	—	140,379	149,140	382,031	671,550
Income (loss) from equity method investments	(9,080)	10,200	—	—	1,120
Investment impairment	—	(5,699)	—	(55,289)	(60,988)
Disposal/dilution/refund of investments	—	3,235	(87,351)	—	(84,116)
Changes from investment without readily determinable fair value to those with readily determinable fair value	—	—	30,000	(30,000)	—
Fair value change through earnings (including adjustment of subsequent observable price changes)	—	—	(70,020)	166,553	96,533
Dividend received/entitled	—	(4,087)	—	—	(4,087)
Others*	(186)	(8,235)	(891)	(19,940)	(29,252)
Balance at December 31, 2018	$48,143	$393,215	$165,936	$1,282,549	$1,889,843
New investments/transferred from prepayments	—	139,957	29,566	360,428	529,951
Income (loss) from equity method investments	5,080	(5,056)	—	—	24
Investment impairment	—	(38,620)	—	(282,819)	(321,439)
Disposal/dilution/refund of investments	—	(10,338)	(20,890)	(10,983)	(42,211)
Changes from investment without readily determinable fair value to those with readily determinable fair value	—	—	6,190	(6,190)	—
Fair value change through earnings (including adjustment of subsequent observable price changes)	—	—	163,454	(2,743)	160,711
Share of changes in the equity investee's capital accounts ***	—	5,172	—	—	5,172
Dividend received/entitled	—	(2,706)	—	—	(2,706)
Others*	(2,609)	(4,817)	(7,702)	(3,669)	(18,797)
Balance at December 31, 2019	$50,614	$476,807	$336,554	$1,336,573	$2,200,548

*    Others mainly represents the impacts from foreign exchange change. For equity method investments, others represents the equity pick-up of other comprehensive income (loss) of investees caused by foreign exchange change.

**   Upon the adoption of ASU 2016-01, $27.4 million of investments in private equity funds were adjusted to their NAV of $37.7 million and reclassified from cost method to equity investments with readily determinable fair value on January 1, 2018.

*** The change of investee's capital accounts was due to sale of one equity method investee's subsidiary's share to non-controlling interests. The Company elected to record such change in an equity method investee's capital account as additional paid-in capital in its consolidated statements of shareholders' equity.

Summary of condensed financial information

	For the twelve months ended September 30,
	2017	2018	2019
	(In thousands)
Operating data:
Revenue	$569,974	$888,767	$1,120,086
Gross profit	$447,060	$562,892	$744,208
Income (loss) from operations	$(111,031)	$(39,854)	$7,465
Net income (loss)	$(72,828)	$60,972	$(53,900)
Net income (loss) attributable to the investees	$(70,913)	$61,665	$(53,148)

	As of September 30,
	2018	2019
	(In thousands)
Balance sheet data:
Current assets	$1,045,113	$1,617,545
Long-term assets	$1,455,556	$1,508,744
Current liabilities	$295,372	$808,737
Long-term liabilities	$32,330	$66,012
Non-controlling interests	$(898)	$13,406

Schedule of the carrying amount and fair value of equity securities with readily determinable fair values and private equity funds

		Gross	Gross
	Cost	Unrealized	Unrealized		Fair
	Basis	Gains	Losses	Other	Value
	(In thousands)
Jupai	$23,068	$—	$(7,119)	$—	$15,949
Pintec	30,000	—	(2,776)	—	27,224
Other equity securities	74,844	4,562	(29,317)	—	50,089
Private equity funds	58,246	16,277	(1,849)	—	72,674
December 31, 2018	$186,158	$20,839	$(41,061)	$—	$165,936

Jupai	$23,068	$—	$(17,909)	$—	$5,159
Pintec	30,000	—	(25,268)	—	4,732
Getui	6,190	195,699	—	(7,619)	194,270
Other equity securities	75,442	8,467	(37,067)	—	46,842
Private equity funds	66,819	18,732	—	—	85,551
December 31, 2019	$201,519	$222,898	$(80,244)	$(7,619)	$336,554

Schedule of carrying value of equity securities accounted for alternative measures

	As of December 31,
	2018	2019
	(In thousands)
Initial cost basis	$1,191,225	$1,535,760
Upward adjustments	166,553	162,530
Impairment	(55,289)	(338,108)
Foreign currency translation	(19,940)	(23,609)
Total carrying value at the end of the period	$1,282,549	$1,336,573